Right of Use Asset and Operating Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
Cost	$ 13,148	$ 12,704
Accumulated amortization	(8,536)	(7,158)
Net carrying value	$ 4,612	$ 5,546